Sanctions - Additional Information (Detail) $ in Thousands		12 Months Ended
	May 23, 2016 CLP ($) UTM	Dec. 31, 2017 CLP ($) UTM Reposition Claim Resolution	Dec. 31, 2017 CLF ( )	Nov. 03, 2016 CLF ( )
Superintendence of Electricity and Fuels [Member] | GasAtacama Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Legal claim amount		$ 5,541,960		120,000
Legal claim amount paid		18,492	400
Tarapaca’s Health Secretary’s [Member] | GasAtacama Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Legal claim amount		$ 23,347	500
Number of Fines | Reposition		4
Enel Generación Chile S.A. [Member] | Bio Bio Health Secretary [Member]
Disclosure Of Sanctions [Line Items]
Legal claim amount		$ 23,347	500
Enel Generación Chile S.A. [Member] | Antofagastas Health Secretary [Member]
Disclosure Of Sanctions [Line Items]
Legal claim amount		$ 9,339	200
Enel Distribucion Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Number of claims filed by company against resolutions issued by superintendency of electricity and fuels | Claim		4
Number of resolutions issued by superintendency of electricity and fuels | Resolution		4
Fine of claim against the superintendency of electricity and fuels related to weather occurred | UTM		180,000
Amount of fine imposed by superintendency of electricity and fuels related to weather occurred | $		$ 8,454,960
Fine of illegality claim against the superintendency of electricity and fuels related to maintenance of facilities | UTM	2,000
Amount of fine illegality claim against the superintendency of electricity and fuels related to maintenance of facilities | $	$ 93,944